Related party transactions and key management personnel - Summary of compensation paid to key management personnel for employee services (Details) - Board of directors and key management personnel - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties
Short-term employee benefits	€ 6,807	€ 9,635	€ 5,210
Post-employment pension contributions	237	697	540
Share-based compensation	16,310	6,629	11,377
Termination benefits		311
Total	€ 23,354	€ 17,272	€ 17,127